UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Waterstone Asset Management, LLC

Address: 2 Carlson Parkway, Suite 260
         Plymouth, Minnesota 55447


13F File Number: 028-10925

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Martin Kalish
Title:  Chief Financial Officer
Phone:  (952) 697-4102


Signature, Place and Date of Signing:


/s/ Martin Kalish             Plymouth, Minnesota           July 27, 2009
-----------------             -------------------           ---------------
   [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  55

Form 13F Information Table Value Total:  $1,359,038
                                         (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.   Form 13F File Number      Name

1.    028-12029                 Waterstone Market Neutral Master Fund, Ltd.

2.    028-10926                 Waterstone Capital Offshore Advisors, LP

                                                FORM 13F INFORMATION TABLE

Name of Issuer               Title of Class  Cusip         Value    Shares or   SH/ PUT/  Investment   Other    Voting Authority
                                                          (x1000)   Prin Amt    PRN/ CALL Discretion   Mgrs   Sole      Shared  None
3M CO                        COM              88579Y101       368         6,131    SH      Defined      1, 2       6,131
A D C TELECOMMUNICATIONS     NOTE 3.500% 7/1  000886AE1    20,786    31,700,000   PRN      Defined      1, 2  31,700,000
A D C TELECOMMUNICATIONS     NOTE 3.500% 7/1  000886AF8    18,399    30,433,000   PRN      Defined      1, 2  30,433,000
ADVANCED MICRO DEVICES INC   NOTE 6.000% 5/0  007903AL1    30,083    63,150,000   PRN      Defined      1, 2  63,150,000
ADVANCED MICRO DEVICES INC   NOTE 5.750% 8/1  007903AN7    26,535    42,820,900   PRN      Defined      1, 2  42,820,900
ALLEGHENY TECHNOLOGIES INC   NOTE 4.250% 6/0  01741RAD4     2,209     2,000,000   PRN      Defined      1, 2   2,000,000
ALLIANCE DATA SYSTEMS CORP   COM              018581108       647        15,708    SH      Defined      1, 2      15,708
AMERIGROUP CORP              NOTE 2.000% 5/1  03073TAB8    22,010    24,500,000   PRN      Defined      1, 2  24,500,000
BARRETT BILL CORP            NOTE 5.000% 3/1  06846NAA2    15,417    17,000,000   PRN      Defined      1, 2  17,000,000
BOSTON PPTYS LTD PARTNERSHIP NOTE 2.875% 2/1  10112RAK0     5,941     6,750,000   PRN      Defined      1, 2   6,750,000
BRE PROPERTIES INC           NOTE 4.125% 8/1  05564EBH8     2,412     2,660,000   PRN      Defined      1, 2   2,660,000
CALLAWAY GOLF CO             COM              131193104        87        17,200    SH      Defined      1, 2      17,200
CHARMING SHOPPES INC         NOTE 1.125% 5/0  161133AE3     3,522     6,000,000   PRN      Defined      1, 2   6,000,000
CHESAPEAKE ENERGY CORP       NOTE 2.500% 5/1  165167BZ9    62,104    86,884,000   PRN      Defined      1, 2  86,884,000
CHESAPEAKE ENERGY CORP       NOTE 2.500% 5/1  165167CA3   102,858   143,900,000   PRN      Defined      1, 2 143,900,000
CHESAPEAKE ENERGY CORP       NOTE 2.250%12/1  165167CB1    22,528    36,500,000   PRN      Defined      1, 2  36,500,000
DENDREON CORP                NOTE 4.750% 6/1  24823QAB3     1,234       500,000   PRN      Defined      1, 2     500,000
DEVELOPERS DIVERSIFIED RLTY  NOTE 3.500% 8/1  251591AQ6     2,695     3,500,000   PRN      Defined      1, 2   3,500,000
EVERGREEN SOLAR INC          NOTE 4.000% 7/1  30033RAC2     7,408    17,500,000   PRN      Defined      1, 2  17,500,000
EXTERRAN HLDGS INC           NOTE 4.250% 6/1  30225XAA1    27,967    30,000,000   PRN      Defined      1, 2  30,000,000
GEORESOURCES INC             COM              372476101     4,533       444,445    SH      Defined      1, 2     444,445
HANOVER COMPRESSOR CO        NOTE 4.750% 1/1  410768AE5    23,847    31,247,000   PRN      Defined      1, 2  31,247,000
HEADWATERS INC               NOTE 2.875% 6/0  42210PAB8     5,460     9,973,000   PRN      Defined      1, 2   9,973,000
HEADWATERS INC               NOTE 2.500% 2/0  42210PAD4    10,621    24,893,000   PRN      Defined      1, 2  24,893,000
HERTZ GLOBAL HOLDINGS INC    NOTE 5.250% 6/0  42805TAA3     1,142     1,000,000   PRN      Defined      1, 2   1,000,000
HOLOGIC INC                  FRNT 2.000%12/1  436440AA9    74,734   105,000,000   PRN      Defined      1, 2 105,000,000
LINCARE HLDGS INC            NOTE 2.750%11/0  532791AF7     4,143     5,500,000   PRN      Defined      1, 2   5,500,000
LINEAR TECHNOLOGY CORP       NOTE 3.000% 5/0  535678AC0    24,112    28,932,000   PRN      Defined      1, 2  28,932,000
LINEAR TECHNOLOGY CORP       NOTE 3.125% 5/0  535678AD8     1,952     1,998,000   PRN      Defined      1, 2   1,998,000
LUCENT TECHNOLOGIES INC      DBCV 2.750% 6/1  549463AG2    62,507    65,952,000   PRN      Defined      1, 2  65,952,000
MCMORAN EXPLORATION CO       COM              582411104       653       109,530    SH      Defined      1, 2     109,530
MICROCHIP TECHNOLOGY INC     SDCV 2.125%12/1  595017AB0    37,929    50,098,000   PRN      Defined      1, 2  50,098,000
MYLAN INC                    COM              628530107     7,624       584,216    SH      Defined      1, 2     584,216
MYLAN INC                    PFD CONV         628530206    11,177        13,020    SH      Defined      1, 2      13,020
NATIONAL CITY CORP           NOTE 4.000% 2/0  635405AW3    82,457    84,292,000   PRN      Defined      1, 2  84,292,000
NEW YORK CMNTY CAP TR V      UNIT 99/99/9999  64944P307    62,217     1,891,200   PRN      Defined      1, 2   1,891,200
NOVELL INC                   DBCV 0.500% 7/1  670006AC9    76,887    77,124,000   PRN      Defined      1, 2  77,124,000
PARKER DRILLING CO           NOTE 2.125% 7/1  701081AR2    17,617    22,974,000   PRN      Defined      1, 2  22,974,000
PENN VA CORP                 NOTE 4.500%11/1  707882AA4    12,286    14,959,000   PRN      Defined      1, 2  14,959,000
PHARMACEUTICAL RES INC       NOTE 2.875% 9/3  717125AC2    27,759    29,067,000   PRN      Defined      1, 2  29,067,000
PROLOGIS                     NOTE 2.625% 5/1  743410AS1    18,408    25,000,000   PRN      Defined      1, 2  25,000,000
REINSURANCE GROUP AMER INC   PFD TR INC EQ    759351307   101,893     2,164,491    SH      Defined      1, 2   2,164,491
SYMANTEC CORP                NOTE 0.750% 6/1  871503AD0    38,928    38,500,000   PRN      Defined      1, 2  38,500,000
SYMANTEC CORP                NOTE 1.000% 6/1  871503AF5    78,856    79,050,000   PRN      Defined      1, 2  79,050,000
TECH DATA CORP               COM              878237106     2,012        61,500    SH      Defined      1, 2      61,500
THERMO FISHER SCIENTIFIC INC COM              883556102     4,578       112,300    SH      Defined      1, 2     112,300
TRANSOCEAN INC               NOTE 1.625%12/1  893830AU3    52,005    54,150,000   PRN      Defined      1, 2  54,150,000
TRANSOCEAN INC               NOTE 1.500%12/1  893830AW9    17,778    20,000,000   PRN      Defined      1, 2  20,000,000
U S AIRWAYS GROUP INC        COM              90341W108     4,698     1,933,400    SH      Defined      1, 2   1,933,400
VERISIGN INC                 SDCV 3.250% 8/1  92343EAD4     8,318    12,442,000   PRN      Defined      1, 2  12,442,000
VORNADO RLTY TR              DBCV 2.850% 4/0  929042AC3    41,386    47,500,000   PRN      Defined      1, 2  47,500,000
WATSON PHARMACEUTICALS INC   DBCV 1.750% 3/1  942683AC7    30,159    30,493,000   PRN      Defined      1, 2  30,493,000
WELLS FARGO & CO NEW         PERP PFD CNV A   949746804       309           400    SH      Defined      1, 2         400
WYETH                        DBCV 1/1         983024AD2    22,605    22,655,000    SH      Defined      1, 2  22,655,000
WYNDHAM WORLDWIDE CORP       NOTE 3.500% 5/0  98310WAC2    12,235    11,000,000   PRN      Defined      1, 2  11,000,000

SK 21823 0002 1016944